Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
March 31, 2024
AMAI-NPRT1-0524
1.9865901.108
Corporate Bonds - 13.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 4.4%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp.:
0% 12/15/25	6,670,000	4,869,100
3.375% 8/15/26	11,380,000	7,084,050
		11,953,150
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Penn Entertainment, Inc. 2.75% 5/15/26	2,225,000	2,414,125

Leisure Products - 0.3%
Topgolf Callaway Brands Corp. 2.75% 5/1/26	7,598,000	8,684,514

TOTAL CONSUMER DISCRETIONARY		11,098,639

FINANCIALS - 0.1%
Financial Services - 0.1%
Global Payments, Inc. 1.5% 3/1/31 (b)	3,450,000	3,646,650

HEALTH CARE - 0.7%
Biotechnology - 0.5%
Cytokinetics, Inc. 3.5% 7/1/27	3,370,000	5,349,875
Neurocrine Biosciences, Inc. 2.25% 5/15/24	2,028,000	3,658,154
Sarepta Therapeutics, Inc. 1.25% 9/15/27	3,250,000	3,796,325
		12,804,354
Health Care Providers & Services - 0.2%
Guardant Health, Inc. 0% 11/15/27	5,500,000	3,736,700

TOTAL HEALTH CARE		16,541,054

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. 0.5% 12/15/27	2,800,000	4,068,540
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	3,502,000	3,707,743
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	4,310,000	6,026,199
		13,802,482
Professional Services - 0.1%
Parsons Corp. 2.625% 3/1/29 (b)	3,300,000	3,572,250

TOTAL INDUSTRIALS		17,374,732

INFORMATION TECHNOLOGY - 1.6%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 1.875% 12/1/29	6,850,000	3,822,985

Software - 1.4%
Five9, Inc. 1% 3/15/29 (b)	3,550,000	3,674,250
MicroStrategy, Inc. 0.75% 12/15/25	5,908,000	25,315,780
Rapid7, Inc. 1.25% 3/15/29 (b)	3,500,000	3,549,031
Varonis Systems, Inc. 1.25% 8/15/25	2,208,000	3,490,886
		36,029,947
TOTAL INFORMATION TECHNOLOGY		39,852,932

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27	4,443,000	2,443,650

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Sunnova Energy International, Inc. 2.625% 2/15/28	17,060,000	6,865,780

TOTAL CONVERTIBLE BONDS		109,776,587
Nonconvertible Bonds - 8.8%
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	7,006,000	4,332,857
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	4,145,000	4,317,494
DISH Network Corp. 11.75% 11/15/27 (b)	12,550,000	12,812,684
Univision Communications, Inc. 4.5% 5/1/29 (b)	4,315,000	3,856,118
Warnermedia Holdings, Inc.:
5.141% 3/15/52	6,645,000	5,515,333
5.391% 3/15/62	6,720,000	5,576,776
		36,411,262
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.2%
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	3,850,000	4,080,869

Diversified Consumer Services - 0.0%
TKC Holdings, Inc. 6.875% 5/15/28 (b)	1,190,000	1,129,519

Hotels, Restaurants & Leisure - 0.5%
Affinity Interactive 6.875% 12/15/27 (b)	5,125,000	4,788,737
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	2,580,000	2,682,950
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (b)	4,440,000	4,573,077
		12,044,764
Specialty Retail - 0.2%
Bath & Body Works, Inc. 7.6% 7/15/37	2,515,000	2,501,549
LCM Investments Holdings 8.25% 8/1/31 (b)	3,250,000	3,400,010
		5,901,559
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,645,000	3,728,097

TOTAL CONSUMER DISCRETIONARY		26,884,808

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
New Albertsons LP 8.7% 5/1/30	2,165,000	2,366,364

Personal Care Products - 0.1%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	2,605,000	2,645,354

TOTAL CONSUMER STAPLES		5,011,718

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	4,035,000	4,029,951
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	3,650,000	3,727,267
Enbridge, Inc. 8.5% 1/15/84 (c)	2,850,000	3,096,625
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)	6,030,000	6,120,384
8.75% 6/15/31(b)	5,835,000	6,161,538
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	2,500,000	2,593,170
Petroleos Mexicanos 6.95% 1/28/60	19,070,000	12,606,224
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	8,220,000	8,501,954
Tullow Oil PLC 10.25% 5/15/26 (b)	3,905,000	3,710,531
		50,547,644
FINANCIALS - 0.4%
Financial Services - 0.3%
GGAM Finance Ltd. 8% 6/15/28 (b)	3,400,000	3,550,719
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	4,630,000	4,476,031
		8,026,750
Insurance - 0.1%
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)(d)	2,950,000	2,999,295

TOTAL FINANCIALS		11,026,045

INDUSTRIALS - 0.7%
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/30 (b)	6,340,000	6,278,248

Commercial Services & Supplies - 0.5%
Artera Services LLC 8.5% 2/15/31 (b)	3,750,000	3,844,661
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,800,000	4,114,119
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	4,350,000	4,105,313
		12,064,093
TOTAL INDUSTRIALS		18,342,341

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)	3,300,000	3,293,813

Software - 1.2%
Cloud Software Group, Inc. 9% 9/30/29 (b)	3,885,000	3,726,170
McAfee Corp. 7.375% 2/15/30 (b)	4,090,000	3,750,720
MicroStrategy, Inc. 6.125% 6/15/28 (b)	17,237,000	16,629,036
UKG, Inc. 6.875% 2/1/31 (b)	4,000,000	4,074,908
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	2,300,000	2,108,784
		30,289,618
TOTAL INFORMATION TECHNOLOGY		33,583,431

MATERIALS - 1.1%
Chemicals - 0.3%
Olympus Water U.S. Holding Corp. 7.125% 10/1/27 (b)	2,800,000	2,828,353
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	4,445,000	3,977,784
		6,806,137
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	4,095,000	4,171,388
ATI, Inc.:
5.875% 12/1/27	4,343,000	4,278,845
7.25% 8/15/30	3,750,000	3,876,086
ERO Copper Corp. 6.5% 2/15/30 (b)	3,972,000	3,768,435
Mineral Resources Ltd. 8% 11/1/27 (b)	3,595,000	3,668,381
		19,763,135
TOTAL MATERIALS		26,569,272

UTILITIES - 0.4%
Electric Utilities - 0.4%
Southern Co. 4% 1/15/51 (c)	5,700,000	5,479,766
Vistra Operations Co. LLC 7.75% 10/15/31 (b)	3,800,000	3,979,664
		9,459,430
TOTAL NONCONVERTIBLE BONDS		217,835,951
TOTAL CORPORATE BONDS (Cost $311,069,597)		327,612,538

U.S. Treasury Obligations - 34.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.875% 2/15/43	213,992,000	197,817,214
U.S. Treasury Notes:
3.5% 4/30/30	279,326,000	268,414,828
4% 12/15/25	24,799,000	24,493,856
4.125% 7/31/28	25,184,000	25,026,600
4.125% 11/15/32	274,642,000	272,764,554
4.25% 1/31/26	25,000,000	24,802,735
4.25% 2/28/31	25,000,000	25,042,969
4.625% 2/28/26	25,000,000	24,979,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $867,372,583)		863,342,248

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (c)(e) (Cost $177,795)	200,000	81,105

Common Stocks - 41.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	3,040	53,504
Verizon Communications, Inc.	93,421	3,919,945
		3,973,449
Entertainment - 0.2%
The Walt Disney Co.	43,969	5,380,047
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (f)	112,285	16,947,175
Meta Platforms, Inc. Class A	20,100	9,760,158
		26,707,333
Media - 0.4%
Comcast Corp. Class A	115,428	5,003,804
EchoStar Corp. Class A (f)	189,347	2,698,195
Interpublic Group of Companies, Inc.	902	29,432
Magnite, Inc. (f)	228,338	2,454,634
		10,186,065
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	516	84,222
TOTAL COMMUNICATION SERVICES		46,331,116
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 1.0%
Amazon.com, Inc. (f)	144,800	26,119,024
Diversified Consumer Services - 0.0%
H&R Block, Inc.	755	37,078
Hotels, Restaurants & Leisure - 1.2%
A&W Revenue Royalties Income Fund (g)	161,200	3,570,189
Genius Sports Ltd. (f)(g)	597,465	3,411,525
McDonald's Corp.	439	123,776
Monarch Casino & Resort, Inc.	75,300	5,646,747
Pizza Pizza Royalty Corp.	755,400	7,707,082
Rush Street Interactive, Inc. (f)	586,639	3,819,020
Super Group SGHC Ltd. (f)	1,354,160	4,671,852
		28,950,191
Leisure Products - 0.0%
Vista Outdoor, Inc. (f)	33,500	1,098,130
Specialty Retail - 0.2%
Best Buy Co., Inc.	186	15,258
Burlington Stores, Inc. (f)	263	61,066
Dick's Sporting Goods, Inc.	144	32,380
Lowe's Companies, Inc.	15,850	4,037,471
TJX Companies, Inc.	982	99,594
		4,245,769
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	72	5,845
Tapestry, Inc.	671	31,859
		37,704
TOTAL CONSUMER DISCRETIONARY		60,487,896
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	334,374	10,255,251
The Coca-Cola Co.	1,311	80,207
		10,335,458
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	525	29,964
BJ's Wholesale Club Holdings, Inc. (f)	540	40,851
Costco Wholesale Corp.	29	21,246
Dollar Tree, Inc. (f)	426	56,722
Metro, Inc.	474	25,447
Target Corp.	114	20,202
Walmart, Inc.	2,442	146,935
		341,367
Food Products - 0.5%
Bunge Global SA	289	29,628
JBS SA	822,100	3,524,176
Mondelez International, Inc.	770	53,900
The J.M. Smucker Co.	33,100	4,166,297
Tyson Foods, Inc. Class A	63,500	3,729,355
		11,503,356
Household Products - 0.0%
Procter & Gamble Co.	878	142,456
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	165	25,435
Kenvue, Inc.	161,275	3,460,962
Unilever PLC	216	10,844
Unilever PLC sponsored ADR	145,100	7,282,569
		10,779,810
TOTAL CONSUMER STAPLES		33,102,447
ENERGY - 10.7%
Energy Equipment & Services - 0.3%
Tidewater, Inc. (f)	28,781	2,647,852
Vallourec SA (f)	196,810	3,652,050
		6,299,902
Oil, Gas & Consumable Fuels - 10.4%
Antero Midstream GP LP (g)	355,900	5,003,954
Cameco Corp. (g)	116,100	5,029,452
Canadian Natural Resources Ltd.	988	75,368
Canadian Natural Resources Ltd. (g)	374,600	28,589,472
Cenovus Energy, Inc.	621,800	12,429,782
Cheniere Energy, Inc.	30,800	4,967,424
ConocoPhillips Co.	938	119,389
DHT Holdings, Inc.	6,003,367	69,038,721
Energy Transfer LP	310,300	4,881,019
Enterprise Products Partners LP	170,625	4,978,838
Exxon Mobil Corp.	218,647	25,415,527
Freehold Royalties Ltd. (g)	402,700	4,337,524
Frontline PLC (NY Shares) (g)	1,118,600	26,152,868
Hess Corp.	409	62,430
Hess Midstream LP (g)	137,500	4,967,875
Imperial Oil Ltd.	252,142	17,391,478
Marathon Petroleum Corp.	25,200	5,077,800
MPLX LP	121,000	5,028,760
Northern Oil & Gas, Inc.	93,600	3,714,048
Phillips 66 Co.	275	44,919
Scorpio Tankers, Inc.	260,216	18,618,455
Sitio Royalties Corp.	199,323	4,927,265
Targa Resources Corp.	44,600	4,994,754
Valero Energy Corp.	22,411	3,825,334
		259,672,456
TOTAL ENERGY		265,972,358
FINANCIALS - 2.4%
Banks - 2.4%
Bank of America Corp.	173,832	6,591,709
Citigroup, Inc.	182,300	11,528,652
Huntington Bancshares, Inc.	346,556	4,834,456
JPMorgan Chase & Co. (h)	33,566	6,723,270
M&T Bank Corp.	502	73,011
PNC Financial Services Group, Inc.	40,401	6,528,802
Truist Financial Corp.	163,200	6,361,536
U.S. Bancorp	142,576	6,373,147
Wells Fargo & Co.	186,547	10,812,264
		59,826,847
Capital Markets - 0.0%
BlackRock, Inc. Class A	82	68,363
Consumer Finance - 0.0%
Capital One Financial Corp.	405	60,300
Financial Services - 0.0%
Edenred SA	429	22,891
Visa, Inc. Class A	205	57,211
		80,102
Insurance - 0.0%
American Financial Group, Inc.	389	53,091
Chubb Ltd.	572	148,222
Hartford Financial Services Group, Inc.	1,160	119,538
Marsh & McLennan Companies, Inc.	358	73,741
The Travelers Companies, Inc.	446	102,642
		497,234
TOTAL FINANCIALS		60,532,846
HEALTH CARE - 4.2%
Biotechnology - 0.8%
AbbVie, Inc.	31,040	5,652,384
Gilead Sciences, Inc.	52,277	3,829,290
Moderna, Inc. (f)	91,714	9,773,044
		19,254,718
Health Care Providers & Services - 0.7%
Accolade, Inc. (f)	172,303	1,805,735
Centene Corp. (f)	80,000	6,278,400
Cigna Group	231	83,897
CVS Health Corp.	78,000	6,221,280
UnitedHealth Group, Inc.	5,079	2,512,581
		16,901,893
Life Sciences Tools & Services - 0.3%
Danaher Corp.	29,652	7,404,697
Pharmaceuticals - 2.4%
AstraZeneca PLC (United Kingdom)	47,424	6,371,122
Bristol-Myers Squibb Co.	74,191	4,023,378
Eli Lilly & Co.	27,789	21,618,730
GSK PLC	1,005	21,578
GSK PLC sponsored ADR	141,300	6,057,531
Johnson & Johnson	830	131,298
Merck & Co., Inc.	65,334	8,620,821
Pfizer, Inc.	89,300	2,478,075
Roche Holding AG:
(participation certificate)	229	58,468
sponsored ADR (g)	126,100	4,025,112
Royalty Pharma PLC	202,110	6,138,081
Sanofi SA	646	62,846
		59,607,040
TOTAL HEALTH CARE		103,168,348
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.2%
Byrna Technologies, Inc. (f)(g)	179,155	2,495,629
General Dynamics Corp.	35,555	10,043,932
Huntington Ingalls Industries, Inc.	31,496	9,180,139
Lockheed Martin Corp.	9,500	4,321,265
Northrop Grumman Corp.	9,038	4,326,129
The Boeing Co. (f)	348	67,161
		30,434,255
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	363	53,953
Building Products - 0.2%
Johnson Controls International PLC	79,718	5,207,180
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	522	18,001
The GEO Group, Inc. (f)	876,789	12,380,261
Veralto Corp.	208	18,441
		12,416,703
Construction & Engineering - 0.9%
Comfort Systems U.S.A., Inc.	12,200	3,876,062
EMCOR Group, Inc.	11,300	3,957,260
MDU Resources Group, Inc.	405,551	10,219,885
Willscot Mobile Mini Holdings (f)	104,400	4,854,600
		22,907,807
Electrical Equipment - 0.8%
AMETEK, Inc.	448	81,939
Eaton Corp. PLC	16,500	5,159,220
Nextracker, Inc. Class A (f)	108,600	6,110,922
Regal Rexnord Corp.	24,429	4,399,663
Rockwell Automation, Inc.	13,100	3,816,423
		19,568,167
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd. (g)	72,100	6,357,057
CSX Corp.	133,100	4,934,017
Norfolk Southern Corp.	17,007	4,334,574
		15,625,648
Industrial Conglomerates - 0.0%
General Electric Co.	1,137	199,578
Hitachi Ltd.	429	39,202
Siemens AG	224	42,770
		281,550
Machinery - 0.8%
Chart Industries, Inc. (f)	73,500	12,106,920
Crane Co.	507	68,511
Fortive Corp.	56,729	4,879,829
Hillenbrand, Inc.	378	19,010
ITT, Inc.	24,652	3,353,412
		20,427,682
Marine Transportation - 0.2%
Matson, Inc.	33,900	3,810,360
Passenger Airlines - 0.6%
Delta Air Lines, Inc.	275,300	13,178,611
Professional Services - 0.2%
Experian PLC	526	22,919
KBR, Inc.	605	38,514
Paychex, Inc.	66	8,105
Verra Mobility Corp. (f)	162,441	4,056,152
		4,125,690
Trading Companies & Distributors - 0.2%
Watsco, Inc.	12,216	5,276,946
TOTAL INDUSTRIALS		153,314,552
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.3%
Ciena Corp. (f)	73,549	3,636,998
Cisco Systems, Inc.	77,336	3,859,840
		7,496,838
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co.	377	23,336
IT Services - 0.0%
Accenture PLC Class A	216	74,868
Amdocs Ltd.	906	81,875
GTT Communications, Inc. (e)(f)	1,508	63,080
		219,823
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (f)	34,400	6,208,856
Analog Devices, Inc.	352	69,622
Micron Technology, Inc.	56,000	6,601,840
NVIDIA Corp. (h)	37,950	34,290,102
NXP Semiconductors NV	33,879	8,394,200
ON Semiconductor Corp. (f)	77,100	5,670,705
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36,311	4,940,112
		66,175,437
Software - 2.7%
Gen Digital, Inc.	945	21,168
Microsoft Corp.	138,555	58,292,860
Roper Technologies, Inc.	7,492	4,201,813
Zoom Video Communications, Inc. Class A (f)	55,879	3,652,810
		66,168,651
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	48,058	8,240,986
Samsung Electronics Co. Ltd.	1,631	97,639
Seagate Technology Holdings PLC	140	13,027
		8,351,652
TOTAL INFORMATION TECHNOLOGY		148,435,737
MATERIALS - 3.7%
Chemicals - 0.7%
CF Industries Holdings, Inc.	75,100	6,249,071
FMC Corp.	79,100	5,038,670
Linde PLC	458	212,659
Nutrien Ltd.	92,500	5,023,675
		16,524,075
Containers & Packaging - 0.3%
Aptargroup, Inc.	26,200	3,769,918
Ball Corp.	831	55,976
Crown Holdings, Inc.	869	68,877
International Paper Co.	125,500	4,897,010
		8,791,781
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (United States) (g)	519,300	30,976,245
Alcoa Corp.	159,700	5,396,263
ATI, Inc. (f)	73,200	3,745,644
Freeport-McMoRan, Inc.	3,022	142,094
Newmont Corp.	581,300	20,833,792
Wheaton Precious Metals Corp.	137,404	6,471,799
		67,565,837
TOTAL MATERIALS		92,881,693
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	12,853	2,539,624
Crown Castle, Inc.	23,400	2,476,422
Digital Realty Trust, Inc.	20,000	2,880,800
Kimco Realty Corp.	125,800	2,466,938
Lamar Advertising Co. Class A	797	95,170
Postal Realty Trust, Inc.	249,094	3,567,026
Public Storage	169	49,020
Simon Property Group, Inc.	40,700	6,369,143
Tanger, Inc.	105,770	3,123,388
Ventas, Inc.	56,000	2,438,240
		26,005,771
UTILITIES - 1.5%
Electric Utilities - 1.0%
Constellation Energy Corp.	33,368	6,168,075
Duke Energy Corp.	63,500	6,141,085
Exelon Corp.	801	30,094
FirstEnergy Corp.	653	25,219
NextEra Energy, Inc.	121,935	7,792,866
PG&E Corp.	1,726	28,928
Southern Co.	88,223	6,329,118
		26,515,385
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	60,553	4,609,900
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	103,645	7,218,874
Multi-Utilities - 0.0%
Ameren Corp.	364	26,921
CenterPoint Energy, Inc.	1,001	28,518
Dominion Energy, Inc.	492	24,201
WEC Energy Group, Inc.	369	30,302
		109,942
TOTAL UTILITIES		38,454,101
TOTAL COMMON STOCKS (Cost $835,596,646)		1,028,686,865

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(i) (Cost $1,640,369)	79,200	1,622,808

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 2.5%
Broadline Retail - 1.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (c)(i)(j)	28,676,556	28,672,541
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (c)(i)(j)	3,500,000	3,500,000
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (c)(i)(j)	6,381,512	6,369,579
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (c)(i)(j)	6,312,850	6,324,718
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 11/30/29 (c)(i)(j)	11,148,965	11,153,202
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (c)(i)(j)	4,488,750	4,502,396
		31,849,895
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3273% 3/9/30 (c)(i)(j)	1,276,776	1,277,044
TOTAL CONSUMER DISCRETIONARY		61,799,480
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(i)(j)	3,630,877	3,603,646
FINANCIALS - 0.3%
Capital Markets - 0.3%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (c)(i)(j)	6,276,273	6,268,052
Insurance - 0.0%
Truist Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (i)(j)(k)	935,000	933,439
TOTAL FINANCIALS		7,201,491
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (c)(i)(j)	5,086,889	5,093,960
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (c)(i)(j)	3,935,386	3,892,963
TOTAL HEALTH CARE		8,986,923
INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1802% 11/23/28 (c)(e)(i)(j)	1,871,500	1,871,500
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4302% 11/23/29 (c)(e)(i)(j)	655,000	655,000
		2,526,500
Ground Transportation - 0.5%
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (c)(i)(j)	11,726,252	11,771,516
TOTAL INDUSTRIALS		14,298,016
INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (c)(i)(j)	3,700,000	3,717,464
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (c)(i)(j)	4,941,482	4,941,531
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (c)(i)(j)	1,887,268	1,834,840
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (c)(i)(j)	2,719,552	2,729,751
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (c)(i)(j)	4,785,876	4,808,609
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (c)(i)(j)	2,586,092	2,584,488
		20,616,683
TOTAL BANK LOAN OBLIGATIONS (Cost $115,925,867)		116,506,239

Preferred Securities - 4.4%
	Principal Amount (a)	Value ($)
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP Capital Markets PLC 6.45% (c)(l)	5,700,000	5,902,857
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (c)(i)(l)	15,785,000	15,717,854
6.5% (c)(l)	2,450,000	2,401,348
6.625% (c)(l)	3,900,000	3,642,219
7.125% (c)(l)	9,365,000	9,142,920
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (c)(i)(l)	6,075,000	6,036,586
		42,843,784
FINANCIALS - 1.8%
Banks - 1.3%
Bank of America Corp.:
6.25% (c)(l)	3,585,000	3,589,080
6.5% (c)(l)	4,770,000	4,774,045
Citigroup, Inc. 9.0346% (c)(i)(l)	3,700,000	3,707,123
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 2.840% 8.148% (c)(i)(l)	5,980,000	5,994,017
4.6% (c)(l)	4,160,000	4,089,753
5% (c)(l)	3,618,000	3,606,182
6.875% (c)(l)	6,025,000	6,234,503
		31,994,703
Capital Markets - 0.5%
Charles Schwab Corp. 5.375% (c)(l)	4,805,000	4,771,745
State Street Corp.:
CME Term SOFR 3 Month Index + 2.800% 8.1299% (c)(i)(l)	4,065,000	4,065,821
6.7% (c)(l)	3,400,000	3,450,055
		12,287,621
TOTAL FINANCIALS		44,282,324
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 5.25% (b)(c)(l)	3,865,000	3,681,507
UTILITIES - 0.8%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (c)(l)	4,775,000	4,733,367
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (b)(c)(l)	6,495,000	6,430,996
8% (b)(c)(l)	2,885,000	2,950,106
		9,381,102
Multi-Utilities - 0.2%
Dominion Energy, Inc. 4.65% (c)(l)	5,090,000	4,982,215
TOTAL UTILITIES		19,096,684
TOTAL PREFERRED SECURITIES (Cost $104,090,955)		109,904,299

Other - 1.0%
	Shares	Value ($)
Other - 1.0%
Fidelity Private Credit Co. LLC (m)(n) (Cost $25,067,137)	2,519,728	25,600,437

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	9,995,896	9,997,895
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	56,291,948	56,297,577
TOTAL MONEY MARKET FUNDS (Cost $66,295,472)		66,295,472

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $2,327,236,421)	2,539,652,011
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(51,244,899)
NET ASSETS - 100.0%	2,488,407,112

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
JPMorgan Chase & Co.	Chicago Board Options Exchange	100	2,003,000	180.00	04/19/24	(206,500)
NVIDIA Corp.	Chicago Board Options Exchange	60	5,421,360	850.00	06/21/24	(747,600)
NVIDIA Corp.	Chicago Board Options Exchange	60	5,421,360	880.00	06/21/24	(654,150)
NVIDIA Corp.	Chicago Board Options Exchange	60	5,421,360	1,000.00	06/21/24	(372,750)
NVIDIA Corp.	Chicago Board Options Exchange	80	7,228,480	1,050.00	06/21/24	(389,600)
NVIDIA Corp.	Chicago Board Options Exchange	40	3,614,240	1,080.00	06/21/24	(168,100)
NVIDIA Corp.	Chicago Board Options Exchange	68	6,144,208	1,100.00	06/21/24	(259,250)

TOTAL WRITTEN OPTIONS						(2,797,950)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,444,258 or 8.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $35,254,008.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,600,437 or 1.0% of net assets.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/28/22 - 3/04/24	25,067,138

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	15,238,298	243,030,647	248,271,050	192,061	-	-	9,997,895	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	27,529,938	178,282,729	149,515,090	26,356	-	-	56,297,577	0.2%
Total	42,768,236	421,313,376	397,786,140	218,417	-	-	66,295,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	24,121,580	1,279,958	-	462,294	-	198,899	25,600,437
	24,121,580	1,279,958	-	462,294	-	198,899	25,600,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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